Post employment benefits - Defined benefit plans (Details) € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 EUR (€)
Defined Benefit Pension Plan
Post employment benefits
Contributions to be paid in next fiscal year	€ 29
Vodafone UK plan
Post employment benefits
Contributions to be paid in next fiscal year	0
Vodafone UK plan | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus			£ 248	€ 290
Vodafone section
Post employment benefits
Plan (deficit) or surplus	59	€ 58
Vodafone section | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus			97	113
CWW section
Post employment benefits
Plan (deficit) or surplus	€ 105	€ 188
CWW section | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus			£ 151	€ 177